Operating leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Operating leases
Operating leases

We lease certain computer and communications equipment, transportation equipment and other property through operating leases. Total rental expense for operating leases was $474 million, $429 million, and $359 million for 2012, 2011 and 2010, respectively.

Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,
(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter	Total
$254	$193	$139	$104	$74	$239	$1,003